Investee Companies and other investments (Summary of Information on Financial Position) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Current Assets	€ 88,035	€ 83,122
Non-current assets	372,137	227,050
Total assets	460,172	310,172	€ 211,160
Current liabilities	(45,152)	(37,686)
Non-current liabilities	(289,994)	(164,920)
Total liabilities	(335,146)	(202,606)
Equity attributable to the owners of the Company	124,228	106,629
Company's share	(125,026)	(107,566)	€ (76,957)	€ (77,500)
Carrying Amount of investment	€ 24,047	€ 23,580
Dori Energy [Member]
Disclosure of associates [line items]
Proportion of ownership interest	50.00%	50.00%
Current Assets	€ 276	€ 55
Non-current assets	60,257	62,500
Total assets	60,533	62,555
Current liabilities	(256)	(208)
Non-current liabilities	(16,885)	(20,864)
Total liabilities	(17,141)	(21,072)
Equity attributable to the owners of the Company	43,392	41,483
Company's share	21,696	20,742
Surplus Costs and goodwill	2,800	3,269
Other Adjustments	(449)	(431)
Carrying Amount of investment	€ 24,047	€ 23,580